Net Loss Per Common Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Net Loss Per Common Share

9. Net loss per common share

Basic net loss per common share is computed using the weighted average number of common shares outstanding during the period including nominal issuances of common stock warrants. Diluted net loss per common share is computed using the sum of the weighted average number of common shares outstanding during the period and, if dilutive, the weighted average number of potential shares of common stock, including the assumed exercise of stock options, stock warrants and unvested restricted common stock. For the years ended December 31, 2017, 2016 and 2015, the following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding because the effect would be anti-dilutive:

	Year Ended December 31,
	2017	2016	2015

Stock options issued and outstanding	3,838,358	3,224,682	1,867,325
Stock warrants	11,385	25,444	25,444
	3,849,743	3,250,126	1,892,769

Amounts in the table above reflect the common stock equivalents of the noted instruments.